Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	June 30,	December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	31,673	28,577
Cash equivalents	222,200	72,214
	253,873	100,791